Exhibit 99
Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	26
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,490,191,439.78	66,120	57.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$303,700,000.00	0.21892%	August 15, 2012
Class A-2 Notes	$347,800,000.00	0.680%	January 15, 2014
Class A-3 Notes	$391,800,000.00	0.840%	June 15, 2015
Class A-4 Notes	$256,420,000.00	1.350%	December 15, 2016
Class B Notes	$41,040,000.00	2.270%	January 15, 2017
Class C Notes	$27,360,000.00	2.540%	May 15, 2017
Class D Notes	$27,360,000.00	3.130%	January 15, 2018
Total	$1,395,480,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,909,045.39

Principal:
Principal Collections	$15,816,011.10
Prepayments in Full	$10,247,739.59
Liquidation Proceeds	$365,551.68
Recoveries	$12,634.78
Sub Total	$26,441,937.15
Collections	$28,350,982.54

Purchase Amounts:
Purchase Amounts Related to Principal	$337,248.26
Purchase Amounts Related to Interest	$1,840.58
Sub Total	$339,088.84

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,690,071.38

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	26
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$28,690,071.38
Servicing Fee	$451,840.54	$451,840.54	$0.00	$0.00	$28,238,230.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,238,230.84
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,238,230.84
Interest - Class A-3 Notes	$102,915.52	$102,915.52	$0.00	$0.00	$28,135,315.32
Interest - Class A-4 Notes	$288,472.50	$288,472.50	$0.00	$0.00	$27,846,842.82
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,846,842.82
Interest - Class B Notes	$77,634.00	$77,634.00	$0.00	$0.00	$27,769,208.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,769,208.82
Interest - Class C Notes	$57,912.00	$57,912.00	$0.00	$0.00	$27,711,296.82
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,711,296.82
Interest - Class D Notes	$71,364.00	$71,364.00	$0.00	$0.00	$27,639,932.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,639,932.82
Regular Principal Payment	$24,684,269.05	$24,684,269.05	$0.00	$0.00	$2,955,663.77
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,955,663.77
Residuel Released to Depositor	$0.00	$2,955,663.77	$0.00	$0.00	$0.00
Total		$28,690,071.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$24,684,269.05
Total					$24,684,269.05
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$24,684,269.05	$63.00	$102,915.52	$0.26	$24,787,184.57	$63.26
Class A-4 Notes	$0.00	$0.00	$288,472.50	$1.13	$288,472.50	$1.13
Class B Notes	$0.00	$0.00	$77,634.00	$1.89	$77,634.00	$1.89
Class C Notes	$0.00	$0.00	$57,912.00	$2.12	$57,912.00	$2.12
Class D Notes	$0.00	$0.00	$71,364.00	$2.61	$71,364.00	$2.61
Total	$24,684,269.05	$17.69	$598,298.02	$0.43	$25,282,567.07	$18.12

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	26

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$147,022,165.91	0.3752480	$122,337,896.86	0.3122458
Class A-4 Notes	$256,420,000.00	1.0000000	$256,420,000.00	1.0000000
Class B Notes	$41,040,000.00	1.0000000	$41,040,000.00	1.0000000
Class C Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Class D Notes	$27,360,000.00	1.0000000	$27,360,000.00	1.0000000
Total	$499,202,165.91	0.3577279	$474,517,896.86	0.3400392

Pool Information
Weighted Average APR	4.171%	4.165%
Weighted Average Remaining Term	36.44	35.60
Number of Receivables Outstanding	35,254	34,362
Pool Balance	$542,208,648.69	$515,236,404.71
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$499,202,165.91	$474,517,896.86
Pool Factor	0.3638517	0.3457518

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$14,901,914.40
Targeted Credit Enhancement Amount	$14,901,914.40
Yield Supplement Overcollateralization Amount	$40,718,507.85
Targeted Overcollateralization Amount	$40,718,507.85
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$40,718,507.85

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$14,901,914.40
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$14,901,914.40
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$14,901,914.40

Ford Credit Auto Owner Trust 2011-B
Monthly Investor Report

Collection Period	August 2013
Payment Date	9/16/2013
Transaction Month	26

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		78	$205,693.35
(Recoveries)		83	$12,634.78
Net Losses for Current Collection Period			$193,058.57
Cumulative Net Losses Last Collection Period			$6,213,643.88
Cumulative Net Losses for all Collection Periods			$6,406,702.45

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.43%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.98%	570	$10,226,587.46
61-90 Days Delinquent	0.28%	68	$1,434,615.65
91-120 Days Delinquent	0.05%	15	$272,242.54
Over 120 Days Delinquent	0.18%	51	$925,386.40
Total Delinquent Receivables	2.50%	704	$12,858,832.05

Repossession Inventory:
Repossessed in the Current Collection Period		26	$495,287.70
Total Repossessed Inventory		40	$839,113.39

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3578%
Preceding Collection Period			0.3221%
Current Collection Period			0.4382%
Three Month Average			0.3727%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.2876%
Preceding Collection Period			0.3801%
Current Collection Period			0.3900%
Three Month Average			0.3526%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer